CONVERTIBLE SENIOR NOTES (Principal amount and unamortized premium) (Details) - Convertible senior notes $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Principle amount	$ 167,060
Unamortized premium	1,206
Total	$ 168,266